TAXATION	12 Months Ended
Dec. 31, 2023
TAXATION
TAXATION

6.    TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed. 10% withholding income tax is levied on the guarantee payment from JinkoPower (Note 26).

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People’s Congress approved the Corporate Income Tax Law of the People’s Republic of China (the “CIT Law”) with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%.

Jiangxi Jinko, Zhejiang Jinko, Haining Jinko, Jinko Yiwu, Shangrao Jinko,Zhejiang New Materials and Jinko Anhui were designated by the relevant local authorities as “High and New Technology Enterprises” under the CIT Law. Zhejiang Jinko and Jinko Yiwu were designated by the relevant local authorities as a “High and New Technology Enterprise” in 2021, and will enjoy the preferential tax rate of 15% from 2021 to 2023. Jiangxi Jinko, Haining Jinko, Shangrao Jinko and Zhejiang New Materials were designated by the relevant local authorities as a “High and New Technology Enterprise” in December 2022, and will enjoy the preferential tax rate of 15% from 2022 to 2024. Jinko Anhui were designated by the relevant local authorities as a “High and New Technology Enterprise” in November 2023, and will enjoy the preferential tax rate of 15% from 2023 and 2025.

Xinjiang Jinko, Jinko Jinchang, Jinko Sichuan, Jinko Leshan, Jinko Qinghai and Jinko Chuxiong was designated by the relevant local authorities as an “Enterprise in the Encouraged Industry” and were subject to a preferential tax rate of 15% since 2021 till 2030.

Under the CIT Law, 10% withholding income tax (“WHT”) will be levied on foreign investors for dividend distributions from foreign invested enterprises’ profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company’s subsidiaries that are intended to be permanently reinvested in China.

Since Jiangxi Jinko’s initial pubic offering in 2022 (Note 24), the Group provided withholding income tax for the earnings of Jiangxi Jinko, which are expected to be distributed in the future based on its distribution plan. As of December 31, 2023, the Group recognised deferred tax liabilities of RMB68 million, related to the cumulative undistributed earnings of Jiangxi Jinko.

The cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB4,928 million, RMB6,635 million and RMB11,866million as of December 31, 2021, 2022 and 2023 respectively, and the amount of the unrecognized deferred tax liability on the indefinitely reinvested earnings was RMB493 million, RMB663 million and RMB593 million as of December 31, 2021, 2022, 2023 respectively.

Hong Kong

The Company’s subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 37.6%.

Korea

Jinko Korea is incorporated in Korea and is subject to corporate income tax at 22% in 2021, 10% in 2022 and 23.1% in 2023.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 9.57% in 2021, 10% in 2022 and 10% in 2023.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 27.4% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 24%.

Jinko Denmark is incorporated in Denmark and is subject to corporate income tax at 22%.

United States

Jinko US, Jinko US holding, and Jinko Solar (U.S.) Industries are Delaware incorporated corporations that are subject to U.S. federal corporate income tax on taxable incomes at a rate of 21% for taxable years beginning after December 31, 2017 and at differing tax rates of various states ranged from 1% to 12%.

Malaysia

The Income Tax Act 1967 of Malaysia, revised in 1971, enacted a statutory income tax rate of 24%. Nevertheless, Malaysia offers a wide range of tax incentives, including tax exemptions, capital allowances, and enhanced tax deductions, to attract foreign direct investment. JinkoSolar Malaysia Technology, is entitled to a five year 100% tax exemption, approved in February 2017 and retrospectively effective from August 2015, under the pioneer status (PS) incentive scheme as a company engaged in producing high technology products identified by the Malaysian Investment Development Authority (MIDA). The tax exemption was expired in August 2020 and Jinko Malaysia Technology is subject to corporate income tax at 24% from August 2020.

JinkoSolar Malaysia is entitled to a five year 70% tax exemption, approved in October 2022 and effective from January 2023, under the pioneer status (PS) incentive scheme as a company engaged in producing high technology products identified by the Malaysian Investment Development Authority (MIDA). The tax exemption will expire in January 2027 and JinkoSolar Malaysia is subject to corporate income tax at 7% from 2023 to 2027.

Vietnam

Jinko Vietnam was originally entitled to 100% tax exemption for 4 years from 2020 to 2023 and a preferential corporate income tax rate of 10% for 9 years from 2024 to 2032 and 15% for 10 years from 2033 to 2042.

On November 23, 2023, the Vietnam National Assembly passed a resolution adopting the Pillar Two global minimum tax rules which is effective from 1 January 2024. Hence, Jinko Vietnam is required to pay a minimum 15% of coporat income tax since 2024.

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 12%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 34%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Argentina

Cordillera Solar I, S.A., the wholly owned solar power project subsidiary, is incorporated in Argentina and is subject to corporate income tax at 35%.

Composition of Income Tax Expense

Income/(loss) before income taxes for the years ended December 31, 2021, 2022 and 2023 were taxed within the following jurisdictions (RMB in thousands):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cayman Islands	199,956	(639,136)	(607,235)
PRC	1,120,667	2,743,467	9,798,930
Other countries	(230,720)	(127,622)	(1,701,530)
Income before income taxes	1,089,903	1,976,709	7,490,165

For the year ended December 31, 2023, loss before income taxes in Cayman Islands subsidiaries was mainly due to the charge of share-based compensation expenses. Increase in the income before taxes in PRC subsidiaries was mainly attributable to the higher profits generated by the Group’s subsidiaries in the PRC. Loss before income taxes in other countries subsidiaries was mainly due to the increased demurrage charges in the United States as well as the increased shipping and handling cost in Malaysia.

The current and deferred positions of income tax expense included in the consolidated statement of operations for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expenses
PRC	(280,877)	(867,937)	(2,050,538)
Other countries	(175,633)	(58,014)	(55,150)
Total current income tax expenses	(456,510)	(925,951)	(2,105,688)
Deferred tax (expenses)/benefits
PRC	77,741	457,266	615,933
Other countries	184,629	(136,593)	229,470
Total deferred tax benefits	262,370	320,673	845,403
Income tax expenses, net	(194,140)	(605,278)	(1,260,285)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate of 25% and the Company’s effective tax rate from continuing operations is as follows:

	For the year ended December 31,
	2021	2022	2023
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	0.1	3.2	0.6
—Change in fair value of convertible senior notes and call options	(4.4)	0.2	0.1
—Accrued payroll and welfare expenses	0.1	0.1	0.1
—Change of enacted tax rate and preferential tax benefit	2.1	1.6	(1.4)
—Other permanent differences	(1.8)	3.4	(0.8)
Difference in tax rate of subsidiaries outside the PRC	2.2	3.9	2.4
Effect of tax holiday for subsidiaries	(12.9)	(12.1)	(10.7)
Change in valuation allowance	7.4	5.3	1.5
Effective tax rate	17.8	30.6	16.8

Other permanent differences including tax preferences in 2021, 2022 and 2023 was mainly due to the additional income tax deduction amounting of RMB74 million, RMB107 million and RMB184 million for R&D costs approved by local tax bureau in the second quarter of 2021, 2022 and 2023, respectively.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows (RMB in thousands, except for per share data):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
The aggregate amount of effect*	140,235	239,268	797,930
Per share effect—basic	0.74	1.21	3.84
Per share effect—diluted	0.68	1.19	3.53
*	Increase of the aggregated amount of effect in 2023 was mainly attributable to more profit generated by the Group’s PRC subsidiaries with preferential tax rates.

Significant components of deferred tax assets/liability (RMB in thousands)

	As of December 31,
	2022	2023
	RMB	RMB
Net operating losses	529,522	220,366
Accrued warranty costs	373,064	546,616
Provision for inventories, accounts receivable, other receivable	230,019	265,131
Timing difference for subsidiary income	166,857	601,568
Timing difference for countervailing duties	—	18,534
Other temporary differences	69,183	153,981
Impairment for property, plant and equipment and project assets	35,491	57,221
Total deferred tax assets	1,404,136	1,863,417
Less: Valuation allowance	(243,141)	(357,198)
Less: Deferred tax liabilities in the same tax jurisdiction	(456,751)	(216,215)
Deferred tax assets	704,244	1,290,004

Timing difference for property, plant and equipment	(478,515)	(234,786)
Timing difference for refund of countervailing duties	(90,864)	—
Deferred tax liabilities related to cumulative distributable earnings in Jiangxi Jinko	(52,173)	(68,461)
Other temporary differences	(30,007)	(44,474)
Total deferred tax liabilities	(651,559)	(347,721)
Less: Deferred tax assets in the same tax jurisdiction	456,751	216,215
Deferred tax liabilities	(194,808)	(131,506)

Movement of valuation allowance (RMB in thousands)

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
At beginning of year	(136,847)	(217,124)	(243,141)
Current year additions	(88,667)	(216,260)	(222,649)
Utilization and reversal of valuation allowances	8,390	111,296	108,592
Decrease of valuation allowances related to the disposal of a subsidiary	—	78,947	—
At end of year	(217,124)	(243,141)	(357,198)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2021, 2022 and 2023, valuation allowances of RMB217 million, RMB243 million and RMB357 million were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group’s estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Due to the strong financial performance and profitable condition of certain subsidiaries, the Company has determined that the future taxable income of those subsidiaries is sufficient to realize the benefits of such deferred tax assets. As a result, the Company reversed the valuation allowance of RMB8 million, RMB111 million and RMB109 million in 2021, 2022 and 2023.